Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-16353
Entity Registrant Name	37 CAPITAL INC.
Entity Central Index Key	0000825171
Entity Address, Address Line One	Suite 575
Entity Address, Address Line Two	510 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3A8